Intangible Assets (Details 5 - Textual) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Period of cash flow projections		5 years	5 years
Software
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)		5 years
Licenses | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)		5 years
Licenses | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)		10 years
Eyemobile Tecnologia S.A. (“Eyemobile”)
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	60.00%
Amount paid for the acquisition	R$ 19,415
Contingent consideration	3,500	R$ 5,500
Total consideration		R$ 24,915
Acquired book value of net assets acquired on the acquisition date	6,256
Goodwill generated	R$ 18,659
Measurement period of purchase price allocation		12 months